Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	27 Months Ended
	Jun. 07, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Aug. 31, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Aug. 31, 2025
c000242877
Account Value [Line Items]
Line Graph and Table Measure Name						Running Oak Efficient Growth ETF
Accumulated Value	$ 10,000	$ 10,527	$ 10,079	$ 11,159	$ 12,384		$ 12,142	$ 13,291	$ 13,071	$ 12,939	$ 13,506	$ 13,802
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,438	10,097	11,277	12,468		13,002	13,767	14,099	13,496	14,973	15,620
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	$ 10,000	$ 10,352	$ 9,845	$ 11,013	$ 11,885		$ 11,572	$ 12,683	$ 12,446	$ 12,370	$ 13,046	$ 13,528